UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: December 31, 2005
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:
Name:            Wilkins Investment Counsel, Inc.
Address:         160 Federal Street, 17th Floor
                 Boston, MA 02110
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:            Michael F. Charland
Title:           Executive Vice President
Phone:           617-951-9969
Signature,            Place,            and Date of Signing:
Michael F. Charland   Boston, MA        February 7, 2006

Report Type (Check only one):  [X] 13F HOLDINGS REPORT
                               [ ] 13F NOTICE
                               [ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary: Wilkins Investment Counsel, Inc. 12-31-05
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     71
Form 13F Information Table Value Total:     $123,649,179

List of Other Included Managers: None

Name of Issuer                       Class   Cusip    Market       Shares Inv Auth Mngr  Voting Auth
                                                                                                None
3M Co.                               Common  88579Y101      2786667  35957    Sole             35957
AT&T Corp.                           Common  00206R102       300492  12270    Sole             12270
Affymetrix                           Common  00826T108      1193750  25000    Sole             25000
American International Group         Common  026874107       279197   4092    Sole              4092
American Tower Systems Class A       Common  029912201      2882085 106350    Sole            106350
Anadarko Petroleum                   Common  032511107       563762   5950    Sole              5950
Automatic Data Processing, Inc.      Common  053015103      3382830  73700    Sole             73700
BP P.L.C.                            Common  055622104      4814830  74974    Sole             74974
Bank of America Corp.                Common  060505104      1132982  24550    Sole             24550
Bellsouth Corp                       Common  079860102       337124  12440    Sole             12440
Berkshire Hathaway, Inc.Class B      Common  084670207       478486    163    Sole               163
Burlington Resources                 Common  122014103      4780997  55464    Sole             55464
Chevron Corp.                        Common  166764100       374966   6605    Sole              6605
Chubb Corp                           Common  171232101      4667377  47797    Sole             47797
Citigroup                            Common  172967101       486076  10016    Sole             10016
Clorox Company                       Common  189054109      4203602  73890    Sole             73890
Coca Cola                            Common  191216100       397053   9850    Sole              9850
Colgate Palmolive                    Common  194162103      2825214  51508    Sole             51508
ConocoPhillips                       Common  20825C104       678961  11670    Sole             11670
Dow Chemical                         Common  260543103      3501218  79900    Sole             79900
DuPont                               Common  263534109       368475   8670    Sole              8670
Electronic Data Systems              Common  285661104      2687672 111800    Sole            111800
Eli Lilly & Company                  Common  532457108       785186  13875    Sole             13875
Emerson Electric Co.                 Common  291011104      1389420  18600    Sole             18600
Exxon Mobil Corp.                    Common  30231G102      5144336  91585    Sole             91585
FPL Group Inc                        Common  302571104       220268   5300    Sole              5300
Fannie Mae                           Common  313586109       263574   5400    Sole              5400
Forest Labs Inc.                     Common  345838106       242697   5966    Sole              5966
General Electric                     Common  369604103      2724156  77722    Sole             77722
Hartford Financial Services Group    Common  416515104      3653159  42533    Sole             42533
Health Care Property Investors Inc.  Common  421915109       204480   8000    Sole              8000
Heartland Express Inc.               Common  422347104       669570  33000    Sole             33000
Home Depot                           Common  437076102      2202112  54400    Sole             54400
Hubbell Inc. Class B                 Common  443510201       365472   8100    Sole              8100
Intel Corp.                          Common  458140100       456369  18284    Sole             18284
International Business Machines      Common  459200101      1179734  14352    Sole             14352
International Flavors & Fragrances   Common  459506101      4063550 121300    Sole            121300
Internet Security Systems, Inc.      Common  46060X107      1560775  74500    Sole             74500
J.P. Morgan Chase                    Common  46625H100      1231462  31027    Sole             31027
Johnson & Johnson                    Common  478160104      3128325  52052    Sole             52052
McGraw-Hill Cos.                     Common  580645109       437100   8466    Sole              8466
Medco Health Solutions               Common  58405U102      1862437  33377    Sole             33377
Medtronic Inc.                       Common  585055106       477831   8300    Sole              8300
Mercantile Bankshares                Common  587405101       203184   3600    Sole              3600
Merck                                Common  589331107      4324506 135948    Sole            135948
Microsoft                            Common  594918104       273267  10450    Sole             10450
National City Corp.                  Common  635405103       460782  13726    Sole             13726
Newmont Mining Corp                  Common  651639106      4453560  83400    Sole             83400
Northern Trust Corp.                 Common  665859104      3825145  73816    Sole             73816
PepsiCo                              Common  713448108      3049119  51610    Sole             51610
Pfizer, Inc                          Common  717081103       704590  30214    Sole             30214
Procter & Gamble                     Common  742718109      6242648 107855    Sole            107855
Progress Energy, Inc.                Common  743263105      1295069  29487    Sole             29487
Questar Corp.                        Common  748356102      2318312  30625    Sole             30625
Royal DutchShell Class A ADR         Common  780257804       533057   8669    Sole              8669
Schlumberger Ltd                     Common  806857108       952070   9800    Sole              9800
Sigma Aldrich                        Common  826552101      3023363  47770    Sole             47770
St. Joe Paper Co.                    Common  790148100       241992   3600    Sole              3600
Staples, Inc.                        Common  855030102      2609652 114912    Sole            114912
Sun Microsystems, Inc.               Common  866810104       616349 147100    Sole            147100
Sysco                                Common  871829107       216605   6976    Sole              6976
Teco Energy Inc                      Common  872375100       190698  11100    Sole             11100
The Scotts Company                   Common  810186106      4148508  91700    Sole             91700
Time Warner, Inc.                    Common  887317105      1600992  91800    Sole             91800
Union Pacific                        Common  907818108       217377   2700    Sole              2700
Verizon Communications               Common  92343V104       738874  24531    Sole             24531
Wachovia Corp.                       Common  929903102       845760  16000    Sole             16000
Walgreen Company                     Common  931422109       457648  10340    Sole             10340
Weyerhaeuser Co                      Common  962166104       707450  10664    Sole             10664
Wm.Wrigley Jr. Company               Common  982526105       239364   3600    Sole              3600
Wyeth                                Common  983024100      3773409  81906    Sole             81906
                                                          123649179


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